Trade receivables, other assets, prepaid expenses and Tax receivables - Schedule of receivables from financing activities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Dealer financing	€ 1,644	€ 1,499
Retail financing	2,475	1,438
Finance leases	7	5
Other	580	701
Receivables from financing activities	€ 4,706	€ 3,643